Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Notes Payable

NOTES PAYABLE

The Company borrowed from Weihai City Commercial Bank (“City Bank”) under the facility was obtained by Yantai Tianzheng. The latest outstanding amount of $9,735,203 (RMB 60,000,000) was borrowed on November 11, 2013 and has a term of a period of nine months and has a bank charge fee of 0.05%. As of March 31, 2014 and June 30, 2013, the outstanding aggregate amount was $9,735,203 (RMB 60,000,000) and $9,707,638 (RMB 60,000,000), respectively. The Company was required to maintain 50% of the notes amounts, or $4,867,601 (RMB 30,000,000) and $4,853,819 (RMB 30,000,000) as guaranteed funds, which was classified as restricted cash as of March 31, 2014 and June 30, 2013, respectively.

Yantai Tianzheng entered into this credit facility following its execution of third party guaranty arrangements between Yantai Tianzheng, City Bank and Laishan Public Assets Management LLP (“Laishan”) and between Yantai Tianzheng, City Bank, and Bohai in April 2013. Under the terms of the Guaranty, Laishan and Bohai each has agreed to act as guarantor of up to $4,876,601 (RMB 30,000,000) of any credit extended by City Bank to Yantai Tianzheng at any time during the period from April 25, 2013 through April 25, 2014. Laishan is an unrelated third party and has no business relationship with the Company. As a state-owned enterprise, Laishan provides the guarantee to support the development of Bohai, which is a prominent emerging company in the area.

NOTES PAYABLE

As of June 30, 2013, the Company has a note payable of $9,707,638 (RMB 60,000,000) from Weihai City Commercial Bank (the “Bank”). The current amount of credit owed to the Bank under the facility was obtained by Yantai Tianzheng in May 7, 2013 and has a 6-month maturity. The Company paid a facility fee of approximately $4,800 to the bank at the inception of the arrangement. Yantai Tianzheng entered into this credit facility following its execution of third party guaranty arrangements between the Company, the Bank and Laishan Public Assets Management LLP (“Laishan”) and between the Company, the Bank, and Bohai in April 2013 (the “Guaranties”). Under the terms of the Guaranty, Laishan and Bohai each has agreed to act as guarantor of up to $4,853,819 (RMB 30,000,000) of any credit extended by the Bank to the Company at any time during the period from April 25, 2013 through April 25, 2014. Any amounts due to Laishan and Bohai pursuant to the terms of the Guaranty shall be subordinate to any amounts owed to the Bank.